Document and Entity Information	Apr. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2020
Entity Registrant Name	UMB FINANCIAL CORP
Entity Central Index Key	0000101382
Entity Emerging Growth Company	false
Entity File Number	001-38481
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd.
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	816
Local Phone Number	860-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $1.00 Par Value
Trading Symbol(s)	UMBF
Name of each exchange on which registered	NASDAQ